NOTES PAYABLE	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

	March 31,
	2023	2022

Note Purchase Agreement 1 (paid off April 2022)	$—	$270,979
Note Purchase Agreement 2	14,772,293	20,241,421
Note Purchase Agreement 3	6,024,941	—
Total notes payable	20,797,234	20,512,400
Unamortized debt discount	(767,083)	(1,323,676)
Notes payable, net of note discounts	20,030,151	19,188,724
Current portion	(16,942,500)	(19,188,724)
Non-current portion	$3,087,651	$—

NOTE PURCHASE AGREEMENT 1 (paid off April 2022)

On April 15, 2020, the Company issued a note payable (“Note Purchase Agreement 1”) to a third-party investor. The note was for $6,015,000, matured on April 15, 2022, and was secured by all the assets of the Company. The Company received cash proceeds of $4,675,000, resulting in a discount of $1,340,000 made up of an original issue discount (“OID”) of $1,000,000, commission of $325,000 that was paid from proceeds, and $15,000 to cover transaction expenses. In addition, the Company recorded a fee of 0.833% per month, which was in substance interest at an annual rate of approximately 10%, that was added to the note principal each month (as payment in kind, or “PIK” interest). The debt less discount and transaction expenses were accreted over the term of the note using the effective interest rate method. Note Purchase Agreement 1 was repaid in April 2022 and replaced by Note Purchase Agreement 3 issued in May 2022 (see below).

NOTE PURCHASE AGREEMENT 2

On February 8, 2021, the Company issued a note payable (“Note Purchase Agreement 2”, “Note 2”) to a third-party investor.  The note was for $24,015,000, originally matured on February 9, 2023, and is secured by all the assets of the Company. The Company received cash proceeds of $18,800,000, resulting in a discount of $5,215,000 made up of an original issue discount (“OID”) of $4,000,000, commission of $1,200,000 that was paid from proceeds, and $15,000 to cover transaction expenses. The Company agreed to make principal payments beginning in August 2021 of $400,000 monthly, which increased in February 2022 to $2,000,000 monthly. In addition, the Company is required to accrue a monthly PIK fee equal to 0.833% of the outstanding balance, which is in substance interest at an annual rate of approximately 10%, that is added to the note principal each month. The debt less discount and transaction expenses will be accreted over the term of the note using the effective interest rate method.

Note 2 was amended in May 2022 to reduce principal payments from $2,000,000 a month to $500,000 a month. Note 2 was amended again in October 2022 to extend the maturity from February 9, 2023 to July 1, 2024, and to increase principal payments to $1,000,000 a month beginning in March 2023. In consideration, the Company agreed to pay aggregate fees of $2,304,539 to the investor which were added to the principal balance of Note 2. The Company accounted for the amendments under the debt extinguishment model as the present value of cash flows of Note 2 under the terms of the amendments (the “new” note) was more than 10% different from the present value of the remaining cash flows under the original terms of Note 2 (the “old” note). The fair value of the new note was determined to be $17,090,513, less the carrying amount of the old note of $16,609,176, plus the fees of $2,304,539, resulted in a loss on extinguishment of $2,785,876, which is included in interest expense for the year ended March 31, 2023.

NOTE PURCHASE AGREEMENT 3

On May 20, 2022, the Company issued a note payable (“Note Purchase Agreement 3”) with a third-party investor. The note was for $6,015,000, matures on May 20, 2024, and is secured by all the assets of the Company. The Company received cash proceeds of $4,700,000, resulting in a discount of $1,315,000 made up of an original issue discount (“OID”) of $1,000,000, commission of $300,000 that was paid from proceeds, and $15,000 to cover transaction expenses. In addition, the Company is required to accrue a monthly PIK fee equal to 0.833% of the outstanding balance, which is in substance interest at an annual rate of approximately 10%, that is added to the note principal each month. The debt less discount and transaction expenses will be accreted over the term of the note using the effective interest rate method. At March 31, 2023, the remaining debt discount to be amortized was $767,083.